Note 10 - Revenue From Government Contract (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Including Assessed Tax	$ 852,282	$ 300,677	$ 2,489,145	$ 300,677	$ 3,954,576	$ 0
BARDA Contract [Member]
Government Assistance, Award Amount					26,200,000
BARDA Contract [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 852,282	$ 300,677	$ 2,489,145	$ 300,677	3,954,546
BARDA Contract [Member] | Minimum [Member]
Government Assistance, Award Amount					$ 45,000,000